Share-Based Compensation - Summary of Restricted Stock Units Activity (Detail) (2011 Stock Plan, Restricted Stock Units, USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2011 Stock Plan | Restricted Stock Units
Number of Restricted Stock Units
Nonvested - Beginning of period	1,025,000
Granted	1,252,000
Vested	(412,000)
Cancelled or forfeited	(98,000)
Nonvested - End of period	1,767,000	1,025,000
Weighted Average Grant Date Fair Value (per share)
Nonvested-Beginning of period	$ 9.93
Granted	$ 10.06	$ 9.93	$ 10.12
Vested	$ 10.02
Cancelled or forfeited	$ 10.14
Nonvested-End of period	$ 9.99	$ 9.93